Tax matters - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated profit (loss) before tax
Tax rate applicable in Spain (as a percent)	30.00%	30.00%	30.00%
Consolidated profit (loss) before tax	€ (2,076)	€ 12,543	€ 14,201
From discontinued operations	0	0	0
Income tax at tax rate applicable in Spain	(623)	3,763	4,260
By the effect of application of the various tax rates applicable in each country	362	243	509
Effect of profit or loss of associates and joint ventures	29	(97)	(221)
Effect of reassessment of deferred taxes	2,500	(612)	0
Permanent differences	3,364	1,130	338
Current income tax	€ 5,632	€ 4,427	€ 4,886
Effective tax rate (as a percent)	0.00%	35.29%	34.40%
Discontinued operations	€ 0	€ 0	€ 0
Current taxes	4,214	3,962	4,763
Deferred taxes	1,418	465	123
Taxes paid in the year	2,946	2,593	3,342
Brazil
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	560	502	719
United Kingdom
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	(43)	(80)	(99)
United States
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	(71)	(71)	(57)
Chile
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	(24)	(35)	(35)
Aggregate continuing and discontinued operations [member]
Consolidated profit (loss) before tax
Consolidated profit (loss) before tax	€ (2,076)	€ 12,543	€ 14,201